DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Derivative [Abstract]
Summary of detailed information on derivative financial instruments

	2019	2018
Liabilities
Non-deliverable Forward (NDF) contracts	1,152
Total	1,152
Current	1,152